PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and deposits to vendors		¥ 5,527,802,541	¥ 2,277,055,303
Employee advances		453,304,997	24,041,438
Prepaid expenses		262,797,329	27,226,997
Receivables from financial institution		221,221,736	65,310,413
Interest receivable		71,558,995	39,436,993
Others		213,280,229	36,636,191
Total	$ 1,042,015,164	¥ 6,749,965,827	¥ 2,469,707,335